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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-08413

Evergreen Equity Trust

(Exact name of registrant as specified in charter)
200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)
Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for 1 of its series, Evergreen Disciplined Value Fund, for the year ended April 30, 2005. This 1 series has a 4/30 fiscal year end.

Date of reporting period: April 30, 2005

Item 1 - Reports to Stockholders.

Evergreen

DISCIPLINED VALUE FUND

Annual Report
as of April 30, 2005

Evergreen Investments[SM]
MUTUAL FUNDS

table of contents

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
25	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
26	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2005

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Disciplined Value Fund, which covers the twelve-month period ended April 30, 2005.

The past twelve months provided equity investors with yet another exciting market environment. Changing rates of economic growth, less accommodation from monetary policymakers, the war in Iraq, higher oil prices, decelerating profit growth and the Presidential election all combined at various times throughout the year to increase market volatility. It required consistent investment discipline to navigate these stormy seas.

The fiscal year began with a confusing message on the U.S. economy. Gross Domestic Product (GDP) growth was good, but no longer great. We believed that the breadth of output, including more moderate levels of personal consumption and capital investment, would lend credibility to the sustainability of the expansion.

Yet as the period progressed, GDP growth had clearly moderated and the economy displayed mixed signals with a variety of conflicting reports. For example, it was not uncommon for a given month to generate a larger than expected rise in retail sales, while at the same time experiencing a drop in consumer confidence. Though the financial markets were often rattled by these incongruities, we believed that this was characteristic of the economy’s normal transition from recovery to expansion within the economic cycle. Indeed, the rate of growth in GDP had moderated from approximately 5% on a year-over-year basis at the start of the period, to less than 4% at the conclusion of the fiscal year.

LETTER TO SHAREHOLDERS continued

Despite this moderation in economic growth, the Federal Reserve (Fed) embarked on a path of gradually higher interest rates. After three years of stimulative policy actions, monetary policymakers began the journey towards more moderate levels of growth. Fed Chairman Alan Greenspan was very transparent in his public statements, attempting to assuage market anxiety. Yet despite these attempts at clarity, market interest rates remained quite volatile throughout the fiscal year. We continue to view the Fed’s policy stance as one of less stimulation, rather than more restriction.

Throughout the fiscal period, the equity markets were often strengthened by positive news on corporate profits, only to weaken on inflation fears. The best run for stocks came at the conclusion of the presidential election last November, as diminishing political uncertainty was accompanied by a rapid decline in the price of oil. Consistent with the trend throughout the fiscal year, though, the euphoria was short-lived as alternating fears of rising inflation and economic slowdown pressured stocks into 2005. As a result of this volatility, the management team of our Disciplined Value Fund maintained their emphasis on quantitative analysis to determine

LETTER TO SHAREHOLDERS continued

candidates for the portfolio, while backing those ideas up with qualitative or fundamental research to aid in their decision making. We believe this strategy provided our investors with a consistent approach, particularly during periods of market turmoil.

In this environment, we continue to recommend a diversified equity strategy, including investment style, market capitalization, and region, in an attempt to participate in markets gains while limiting the potential for losses in long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

FUND AT A GLANCE

as of April 30, 2005

MANAGEMENT TEAM

William E. Zieff
Global Structured
Products Team
Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2005.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund’s holdings, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 5/8/1992

	Class A	Class B	Class C	Class I
Class inception date	3/18/2005	3/18/2005	3/18/2005	5/8/1992

Nasdaq symbol	EDSAX	EDSBX	EDSCX	EDSIX

Average annual return*

1-year with sales charge	5.61%	7.07%	11.07%	N/A

1-year w/o sales charge	12.03%	12.07%	12.07%	12.10%

5-year	3.18%	4.09%	4.43%	4.43%

10-year	10.69%	11.35%	11.35%	11.35%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I. Historical performance for Class I prior to 3/21/2005 is based on the fund’s predecessor fund, SouthTrust Value Fund. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not, and the fund’s predecessor fund did not, pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The predecessor advisor was waiving a portion of its advisory fee and shareholder services fee through March 18, 2005. Had the fees not been waived or reimbursed, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Disciplined Value Fund Class A shares, versus a similar investment in the Russell 1000 Value Index** (Russell 1000 Value), Standard & Poor’s 500 Index (S&P 500) and the Consumer Price Index (CPI).

The Russell 1000 Value and S&P 500 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

** The fund’s index was changed from the S&P 500 to the Russell 1000 Value to more accurately reflect the investment style of the fund.

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 12.03% for the twelve-month period ended April 30, 2005, excluding any applicable sales charges. During the same period, the Russell 1000 Value Index (Russell 1000 Value) returned 13.92%, and the Standard & Poor’s 500 Index (S&P 500) returned 6.34%.

The fund’s index was changed from the S&P 500 to the Russell 1000 Value to more accurately reflect the investment style of the fund.

The fund seeks long-term capital growth, with income as a secondary consideration.

Equity prices generally rose during the twelve months ended April 30, 2005, helped by robust economic growth, strong corporate earnings gains, low interest rates and modest inflation. However, the outlook for decelerating growth held back results during the final four months of the fiscal year.

The fund’s investment approach relies largely on bottom-up, quantitative analysis for security selection. However, traditional fundamental analysis is used to ensure the quantitative measures are relevant and include consideration of factors that may be difficult to quantify.

Performance during the year was supported by the fact that the large-cap value stocks substantially outperformed the large-cap growth stocks and the general market. Over the twelve months, the fund’s performance somewhat trailed the benchmark Russell 1000 Value, but it substantially outperformed the median return of its competitive Lipper multi-cap core fund peer group.

An overweight position in health care supported performance significantly. Leading health care holdings included Hospira, Inc., Medco Health Solutions and Johnson & Johnson. Strong stock selection in the consumer discretionary sector also added to results in the final weeks of the period, led by holdings in companies such as Advance Auto Parts, J.C. Penney and Darden Restaurants. However, negative results from industrials and information technology investments tended to detract from results. Within the industrial sector, overweights in Tyco International and Cendant Corp. detracted from performance. Within information technology, the decision to overweight IBM and underweight Microsoft hurt performance as well.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of April 30, 2005, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	11/1/2004	4/30/2005	Period

Actual
Class A	$ 1,000.00	$979.88	$ 1.23*
Class B	$ 1,000.00	$980.27	$ 2.02*
Class C	$ 1,000.00	$980.27	$ 2.06*
Class I	$ 1,000.00	$1,070.25	$ 5.08**
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$1,019.29	$ 5.56**
Class B	$ 1,000.00	$1,015.77	$ 9.10**
Class C	$ 1,000.00	$1,015.62	$ 9.25**
Class I	$ 1,000.00	$1,019.89	$ 4.96**

* For Class A, Class B and Class C shares of the Fund, expenses are equal to the annualized expense ratio of each class (1.11% for Class A, 1.82% for Class B and 1.85% for Class C), multiplied by the average account value over the period since each class’ commencement of operations (March 18, 2005), multiplied by 41 / 365 days.

** For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.11% for Class A, 1.82% for Class B, 1.85% for Class C and 0.99% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Year Ended
CLASS A	April 30, 2005[1]

Net asset value, beginning of period	$17.35

Income from investment operations
Net investment income (loss)	0.01
Net realized and unrealized gains or losses on securities	(0.36)

Total from investment operations	(0.35)

Distributions to shareholders from
Net investment income	(0.04)

Net asset value, end of period	$16.96

Total return[2]	(2.01%)

Ratios and supplemental data
Net assets, end of period (thousands)	$1
Ratios to average net assets
Expenses including waivers/reimbursements and excluding expense reductions	1.11%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.11%[3]
Net investment income (loss)	0.58%[3]
Portfolio turnover rate	54%

1 For the period from March 18, 2005 (commencement of class operations), to April 30, 2005.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Year Ended
CLASS B	April 30, 2005[1]

Net asset value, beginning of period	$17.35

Income from investment operations
Net investment income (loss)	0[2]
Net realized and unrealized gains or losses on securities	(0.34)

Total from investment operations	(0.34)

Distributions to shareholders from
Net investment income	(0.04)

Net asset value, end of period	$16.97

Total return[3]	(1.97%)

Ratios and supplemental data
Net assets, end of period (thousands)	$5
Ratios to average net assets
Expenses including waivers/reimbursements and excluding expense reductions	1.82%[4]
Expenses excluding waivers/reimbursements and expense reductions	1.82%[4]
Net investment income (loss)	0.10%[4]
Portfolio turnover rate	54%

1 For the period from March 18, 2005 (commencement of class operations), to April 30, 2005.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Year Ended
CLASS C	April 30, 2005[1]

Net asset value, beginning of period	$17.35

Income from investment operations
Net investment income (loss)	0
Net realized and unrealized gains or losses on securities	(0.34)

Total from investment operations	(0.34)

Distributions to shareholders from
Net investment income	(0.04)
Net asset value, end of period	$16.97

Total return[2]	(1.97%)

Ratios and supplemental data
Net assets, end of period (thousands)	$1
Ratios to average net assets
Expenses including waivers/reimbursements and excluding expense reductions	1.85%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.85%[3]
Net investment income (loss)	(0.16%)[3]
Portfolio turnover rate	54%

1 For the period from March 18, 2005 (commencement of class operations), to April 30, 2005.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS I	2005[1]	2004[1]	2003[1]	2002[1]	2001[1]

Net asset value, beginning of period	$ 16.14	$ 12.30	$ 15.29	$ 17.04	$ 16.97

Income from investment operations
Net investment income (loss)	0.12	0.08	0.09	0.08	0.09
Net realized and unrealized gains or losses on securities	1.84[2]	3.83	(2.93)	(1.45)	1.75

Total from investment operations	1.96	3.91	(2.84)	(1.37)	1.84

Distributions to shareholders from
Net investment income	(0.12)	(0.07)	(0.09)	(0.07)	(0.09)
Net realized gains	(1.01)	0	(0.06)	(0.31)	(1.68)

Total distributions to shareholders	(1.13)	(0.07)	(0.15)	(0.38)	(1.77)

Net asset value, end of period	$ 16.97	$ 16.14	$12.30	$ 15.29	$ 17.04

Total return	12.10%	31.87%[3]	(18.50%)[3]	(8.04%)[3]	12.12%[3]

Ratios and supplemental data
Net assets, end of period (thousands)	$157,107	$313,929	$250,385	$325,965	$345,656
Ratios to average net assets
Expenses including waivers/reimbursements and excluding expense reductions	0.99%	0.99%	0.99%	0.98%	0.98%
Expenses excluding waivers/reimbursements and expense reductions	1.20%	1.19%	1.19%	1.18%	1.18%
Net investment income (loss)	0.64%	0.54%	0.74%	0.49%	0.53%
Portfolio turnover rate	54%	33%	37%	43%	54%

1 Effective at the close of business on March 18, 2005, the Fund acquired the net assets of SouthTrust Value Fund (“SouthTrust Fund”). SouthTrust Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to March 21, 2005 are those of SouthTrust Fund.

2 The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

3 Excluding any sales charges applicable to SouthTrust Fund

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

April 30, 2005

	Shares	Value

COMMON STOCKS 95.8%
CONSUMER DISCRETIONARY 11.5%
Hotels, Restaurants & Leisure 0.9%
Darden Restaurants, Inc.	44,094	$1,322,820

Household Durables 1.0%
Fortune Brands, Inc.	9,369	792,430
Pulte Homes, Inc.	11,503	821,889

		1,614,319

Leisure Equipment & Products 0.8%
Mattel, Inc.	66,660	1,203,213

Media 5.4%
Comcast Corp., Class A *	24,138	775,071
Gannett Co., Inc.	21,170	1,630,090
Omnicom Group, Inc.	14,435	1,196,662
Time Warner, Inc. *	168,041	2,824,769
Walt Disney Co.	77,730	2,052,072

		8,478,664

Multi-line Retail 1.8%
Dillard’s, Inc., Class A	34,841	810,750
J.C. Penney Co., Inc.	24,748	1,173,303
Nordstrom, Inc.	17,452	887,085

		2,871,138

Specialty Retail 1.1%
Advance Auto Parts, Inc. *	33,557	1,790,266

Textiles, Apparel & Luxury Goods 0.5%
VF Corp.	13,229	748,629

CONSUMER STAPLES 5.8%
Food & Staples Retailing 1.8%
BJ’s Wholesale Club, Inc. *	48,999	1,305,823
CVS Corp.	27,346	1,410,507

		2,716,330

Food Products 2.3%
General Mills, Inc.	73,958	3,653,525

Household Products 0.6%
Clorox Co.	14,894	942,790

Tobacco 1.1%
Altria Group, Inc.	26,800	1,741,732

ENERGY 12.6%
Oil, Gas & Consumable Fuels 12.6%
Amerada Hess Corp.	13,508	1,265,024
BP plc, ADR	45,613	2,777,832
ChevronTexaco Corp.	73,139	3,803,228
ConocoPhillips	27,665	2,900,675

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005

	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Exxon Mobil Corp.	109,368	$6,237,257
Marathon Oil Corp.	33,140	1,543,330
Valero Energy Corp.	19,798	1,356,757

		19,884,103

FINANCIALS 27.9%
Capital Markets 2.1%
Bear Stearns Companies, Inc.	13,571	1,284,631
Lehman Brothers Holdings, Inc.	22,520	2,065,534

		3,350,165

Commercial Banks 5.4%
Bank of America Corp.	130,255	5,866,685
U.S. Bancorp	93,576	2,610,770

		8,477,455

Consumer Finance 0.8%
MBNA Corp.	59,389	1,172,933

Diversified Financial Services 6.3%
CIT Group, Inc.	42,631	1,717,177
Citigroup, Inc.	157,868	7,413,481
Principal Financial Group, Inc.	21,048	822,556

		9,953,214

Insurance 7.0%
ACE, Ltd.	28,462	1,222,727
Allstate Corp.	38,825	2,180,412
Chubb Corp.	16,088	1,315,677
First American Corp.	41,223	1,475,783
Hartford Financial Services Group, Inc.	25,691	1,859,258
St. Paul Travelers Companies, Inc.	50,771	1,817,602
XL Capital, Ltd., Class A	15,292	1,075,028

		10,946,487

Real Estate 2.1%
Equity Office Properties Trust REIT	40,782	1,283,410
HRPT Properties Trust REIT	81,960	963,030
Trizec Properties, Inc. REIT	53,371	1,066,886

		3,313,326

Thrifts & Mortgage Finance 4.2%
Countrywide Financial Corp.	49,778	1,801,466
Freddie Mac	39,770	2,446,650
IndyMac Bancorp, Inc.	33,319	1,282,115
MGIC Investment Corp.	17,326	1,022,234

		6,552,465

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005

	Shares	Value

COMMON STOCKS continued
HEALTH CARE 7.5%
Health Care Equipment & Supplies 1.2%
Hospira, Inc. *	56,880	$1,908,324

Health Care Providers & Services 2.3%
McKesson Corp.	44,726	1,654,862
Medco Health Solutions, Inc. *	37,927	1,933,139

		3,588,001

Pharmaceuticals 4.0%
Johnson & Johnson	29,343	2,013,810
Pfizer, Inc.	156,592	4,254,605

		6,268,415

INDUSTRIALS 13.2%
Aerospace & Defense 3.8%
General Dynamics Corp.	18,348	1,927,457
Goodrich Corp.	42,197	1,700,539
Northrop Grumman Corp.	32,956	1,807,307
Precision Castparts Corp.	7,934	584,419

		6,019,722

Air Freight & Logistics 0.5%
Ryder System, Inc.	23,389	863,756

Commercial Services & Supplies 2.4%
Cendant Corp.	185,829	3,699,855

Industrial Conglomerates 4.3%
General Electric Co.	76,993	2,787,146
Tyco International, Ltd.	128,841	4,034,012

		6,821,158

Machinery 1.6%
Deere & Co.	21,654	1,354,241
Paccar, Inc.	16,980	1,152,942

		2,507,183

Road & Rail 0.6%
Burlington Northern Santa Fe Corp.	17,906	863,965

INFORMATION TECHNOLOGY 3.9%
Communications Equipment 0.8%
Harris Corp.	22,606	637,489
Motorola, Inc.	35,455	543,880

		1,181,369

Computers & Peripherals 2.1%
Hewlett-Packard Co.	45,597	933,371
International Business Machines Corp.	31,967	2,441,639

		3,375,010

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services 1.0%
Unisys Corp. *	245,060	$1,590,439

MATERIALS 3.4%
Chemicals 0.9%
Eastman Chemical Co.	24,466	1,321,164

Construction Materials 0.8%
Lafarge North America, Inc.	23,697	1,315,420

Metals & Mining 0.8%
Phelps Dodge Corp.	14,570	1,250,835

Paper & Forest Products 0.9%
Georgia-Pacific Corp.	42,644	1,461,410

TELECOMMUNICATION SERVICES 3.9%
Diversified Telecommunication Services 3.9%
AT&T Corp.	40,878	781,996
SBC Communications, Inc.	99,002	2,356,248
Sprint Corp.	47,184	1,050,316
Verizon Communications, Inc.	52,954	1,895,753

		6,084,313

UTILITIES 6.1%
Electric Utilities 4.4%
CenterPoint Energy, Inc.	83,362	987,006
Edison International	40,101	1,455,666
FirstEnergy Corp.	31,720	1,380,455
TXU Corp.	22,518	1,931,819
Westar Energy, Inc.	52,728	1,207,471

		6,962,417

Multi-Utilities 1.7%
Constellation Energy Group, Inc.	23,989	1,260,862
Sempra Energy	34,633	1,398,481

		2,659,343

Total Common Stocks (cost $140,722,533)		150,475,673

SHORT-TERM INVESTMENTS 4.1%
MUTUAL FUND SHARES 4.1%
Evergreen Institutional Money Market Fund ø (cost $6,466,594)	6,466,594	6,466,594

Total Investments (cost $147,189,127) 99.9%		156,942,267
Other Assets and Liabilities 0.1%		171,940

Net Assets 100.0%		$157,114,207

* Non-income producing security

ø Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005

Summary of Abbreviations
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

The following table shows the percent of total long-term investments by sector as of April 30, 2005:

Financials	29.1%
Industrials	13.8%
Energy	13.2%
Consumer Discretionary	12.0%
Health Care	7.8%
Utilities	6.4%
Consumer Staples	6.0%
Information Technology	4.1%
Telecommunication Services	4.0%
Materials	3.6%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005

Assets
Investments in securities, at value (cost $140,722,533)	$150,475,673
Investments in affiliates, at value (cost $6,466,594)	6,466,594
Dividends receivable	240,428
Prepaid expenses and other assets	9,333

Total assets	157,192,028

Liabilities
Advisory fee payable	8,474
Due to other related parties	19,014
Accrued expenses and other liabilities	50,333

Total liabilities	77,821

Net assets	$157,114,207

Net assets represented by
Paid-in capital	$127,014,845
Undistributed net investment income	106,000
Accumulated net realized gains on securities	20,240,222
Net unrealized gains on securities	9,753,140

Total net assets	$157,114,207

Net assets consists of
Class A	$984
Class B	5,023
Class C	984
Class I	157,107,216

Total net assets	$157,114,207

Shares outstanding (unlimited number of shares authorized)
Class A	58
Class B	296
Class C	58
Class I	9,259,893

Net asset value per share
Class A	$16.96
Class A—Offering price (based on sales charge of 5.75%)	$17.99
Class B	$16.97
Class C	$16.97
Class I	$16.97

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended April 30, 2005 (a)(b)

Investment income
Dividends (net of foreign withholding taxes of $37,963)	$4,204,795
Income from affiliates	161,140

Total investment income	4,365,935

Expenses
Advisory fee	2,005,579
Distribution Plan expenses
Class B	2
Class C	1
Shareholder services fee	627,925
Administrative services fee	257,825
Transfer agent fees	44,835
Trustees’ fees and expenses	10,628
Printing and postage expenses	28,885
Custodian and accounting fees	131,625
Registration and filing fees	20,410
Professional fees	26,245
Other	53,806

Total expenses	3,207,766
Less: Expense reductions	(215)
Fee waivers and expense reimbursements	(549,710)

Net expenses	2,657,841

Net investment income	1,708,094

Net realized and unrealized gains or losses on securities
Net realized gains on securities	105,583,784
Net change in unrealized gains or losses on securities	(67,647,248)

Net realized and unrealized gains or losses on securities	37,936,536

Net decrease in net assets resulting from operations	$39,644,630

(a) Effective at the close of business on March 18, 2005, the Fund acquired the net assets of SouthTrust Value Fund (“SouthTrust Fund”). SouthTrust Fund was the accounting and performance survivor in this transaction. The information for the period prior to March 21, 2005 is that of SouthTrust Fund.

(b) For Classes A, B and C, for the period from March 18, 2005 (commencement of class operations), to April 30, 2005.

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended April 30,

	2005 (a) (b)		2004 (a)

Operations
Net investment income		$1,708,094		$1,583,570
Net realized gains on securities		105,583,784		14,232,711
Net change in unrealized gains or
losses on securities		(67,647,248)		61,893,352

Net increase (decrease) in net assets
resulting from operations		39,644,630		77,709,633

Distributions to shareholders from
Net investment income
Class A		(2)		0
Class B		(2)		0
Class C		(2)		0
Class I		(1,858,250)		(1,443,201)
Net realized gains
Class I		(18,714,802)		0

Total distributions to shareholders		(20,573,058)		(1,443,201)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	58	1,000	0	0
Class B	296	5,023	0	0
Class C	58	1,000	0	0
Class I	1,023,730	17,068,331	2,063,016	30,745,421

		17,075,354		30,745,421

Net asset value of shares issued in
reinvestment of distributions
Class I	1,162,287	19,924,862	66,683	977,996

Payment for shares redeemed
Class I	(12,379,161)	(212,886,424)	(3,026,690)	(44,445,629)

Net decrease in net assets resulting
from capital share transactions		(175,886,208)		(12,722,212)

Total increase (decrease) in net assets		(156,814,636)		63,544,220
Net assets
Beginning of period		313,928,843		250,384,623

End of period		$157,114,207		$313,928,843

Undistributed net investment income		$106,000		$256,162

(a) Effective at the close of business on March 18, 2005, the Fund acquired the net assets of SouthTrust Value Fund (“SouthTrust Fund”). SouthTrust Fund was the accounting and performance survivor in this transaction. The information for the periods prior to March 21, 2005 is that of SouthTrust Fund.

(b) For Classes A, B and C, for the period from March 18, 2005 (commencement of class operations), to April 30, 2005.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Disciplined Value Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

Effective at the close of business on March 18, 2005, the net assets of SouthTrust Value Fund (“SouthTrust Fund”), a series of SouthTrust Funds, were acquired by the Fund in an exchange for shares of the Fund. Shares of SouthTrust Fund received Class I shares of the Fund. As SouthTrust Fund contributed the majority of the net assets and shareholders to the Fund, the accounting and performance history of SouthTrust Fund has been carried forward.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be

NOTES TO FINANCIAL STATEMENTS continued

subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to dividends paid through share redemptions and in-kind redemptions. During the year ended April 30, 2005, the following amounts were reclassified:

Paid-in Capital	$ 63,944,264
Accumulated net realized gains on securities	(63,944,264)

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Effective January 3, 2005, Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), became the investment advisor to the predecessor fund and is also currently the investment advisor to the Fund. EIMC is currently paid an annual fee starting at 0.66% and declining to 0.45% as average daily net assets increase. Prior to March 21, 2005, EIMC was paid an annual fee of 0.75% of the predecessor fund’s average daily net assets.

NOTES TO FINANCIAL STATEMENTS continued

Prior to January 3, 2005, SouthTrust Investment Advisors served as investment advisor to the predecessor fund and was paid an annual fee of 0.75% of the predecessor fund’s average daily net assets. During the year ended April 30, 2005, SouthTrust Investment Advisors waived its advisory fee in the amount of $47,371 which represents 0.02% of the Fund’s average daily net assets.

For the year ended April 30, 2005, the Fund and the predecessor fund paid $351,438 to EIMC for investment advisory services.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the year ended April 30, 2005, the Fund paid $17,979 to EIS for administrative services.

Prior to March 21, 2005, Federated Services Company served as the administrator to the predecessor fund and was paid a fee based on the average aggregate daily net assets of the SouthTrust funds, starting at 0.15% and declining to 0.075% as the average daily net assets increased.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. During the year ended April 30, 2005, the Fund paid $680 to ESC for transfer agent services.

Prior to March 21, 2005, Boston Financial Data Services served as transfer and dividend disbursing agent for the predecessor fund and was paid a fee based on the size, type and number of accounts and transactions made by shareholders.

Prior to March 21, 2005, the predecessor fund had a shareholder services agreement with SouthTrust Investment Advisors and paid an annual fee up to 0.25% of its average daily net assets to finance certain services for shareholders and to maintain shareholder accounts. The predecessor fund incurred a shareholder services fee in the amount of $627,925. Of this amount, SouthTrust Investment Advisors waived $502,339, which represents 0.19% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

NOTES TO FINANCIAL STATEMENTS continued

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $142,137,943 and $162,796,481, respectively, for the year ended April 30, 2005.

On April 30, 2005, the aggregate cost of securities for federal income tax purposes was $147,189,127. The gross unrealized appreciation and depreciation on securities based on tax cost was $14,735,044 and $4,981,904, respectively, with a net unrealized appreciation of $9,753,140.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended April 30, 2005, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of April 30, 2005, the components of distributable earnings on a tax basis were as follows:

	Undistributed
	Long-term
Undistributed	Capital	Unrealized
Ordinary Income	Gain	Appreciation

$106,000	$20,240,222	$9,753,140

Additionally, short-term capital gains are considered ordinary income for income tax purposes.

The tax character of distributions paid was as follows:

	Year Ended April 30,

	2005	2004

Ordinary Income	$1,858,256	$1,443,201
Long-term Capital Gain	18,714,802	0

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

NOTES TO FINANCIAL STATEMENTS continued

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended April 30, 2005, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

NOTES TO FINANCIAL STATEMENTS continued

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

13. SUBSEQUENT DISTRIBUTIONS

On May 12, 2005, the Fund declared distributions from long-term capital gains to shareholders of record on May 11, 2005. The per share amounts payable on May 13, 2005 were as follows:

Long-term
Capital Gains

Class A	$ 2.23
Class B	2.23
Class C	2.23
Class I	2.23

On June 16, 2005, the Fund declared distributions from net investment income to shareholders of record on June 15, 2005. The per share amounts payable on June 17, 2005 were as follows:

Net Investment
Income

Class A	$ 0.0449
Class B	0.0242
Class C	0.0256
Class I	0.0486

These distributions are not reflected in the accompanying financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Disciplined Value Fund, a series of Evergreen Equity Trust, as of April 30, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the year ended April 30, 2001 were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial highlights in their report dated June 8, 2001.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2005 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Disciplined Value Fund as of April 30, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
June 17, 2005

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated aggregate capital gain distributions of $18,714,802 for the fiscal year ended April 30, 2005.

For corporate shareholders, 72.39% of ordinary income dividends paid during the fiscal year ended April 30, 2005 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended April 30, 2005, the Fund designates 100% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2005 year-end tax information will be reported to you on your 2005 Form 1099-DIV, which shall be provided to you in early 2006.

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

At a meeting of the Board of Trustees held on December 8 and 9, 2004, the Trustees approved the Fund’s investment advisory agreement with EIMC. In preparation for the meeting, the Trustees received materials to assist them with their review. These materials included, among other things, (i) information on the Fund’s proposed portfolio management team, the team’s investment approach, philosophy, and process and the performance of other investment products managed by the investment team with an investment strategy similar to the Fund’s investment strategy; (ii) information on the investment performance of the SouthTrust Value Fund, the fund proposed to be merged with and into the Fund (the “SouthTrust Fund”) and the performance of other funds in the SouthTrust Fund’s peer group and certain benchmarks; (iii) information on the advisory fees and other expenses paid by the SouthTrust Fund, including information comparing the SouthTrust Fund’s expenses to other funds in its peer group; and (iv) information on the advisory fees and other expenses proposed to be paid by the Fund under the new investment advisory agreement and information about any applicable fee waiver and expense reimbursements and fee “breakpoints.”

In considering whether to approve the advisory agreement, the Trustees did not identify any single factor as determinative. The Trustees were advised in their review by independent counsel, who attended the meeting. Matters considered by the Trustees included the factors described below.

The Trustees considered the fees to be charged by EIMC to the Fund under the investment advisory agreement. The Trustees noted favorably that, following the proposed merger, implementation of the investment advisory agreement would result in an immediate reduction in the annual rate at which the Fund pays management fees from 0.75% to a maximum of 0.66% . The Trustees also reviewed information provided by EIMC and compiled by Lipper showing a comparison of the fees for both the Fund and the SouthTrust Fund compared to other mutual funds having similar objectives, strategies, and asset sizes. The data showed that the SouthTrust

ADDITIONAL INFORMATION continued (unaudited)

Fund’s fees were higher than those proposed to be charged to the Fund under the new investment advisory agreement. In addition, the fees shown for the Fund were within the range of comparable mutual funds.

The Trustees considered the nature, extent, and quality of the services to be provided by EIMC under the investment advisory agreement. In this regard, the Trustees took into account information provided to them regarding the experience of EIMC’s Global Structured Products Group, who would be responsible for the management of the Fund. They also took into account their general knowledge of, and familiarity with, the EIMC organization and the advisory and administrative personnel who would provide services to the Fund under the investment advisory agreement. The Trustees reviewed detailed performance information for other accounts managed by EIMC’s Global Structured Products Group with investment strategies similar to the investment strategy of the Fund, for various periods, including a comparison of the performance of such accounts to the relevant securities index. The data reflected that, as of 9/30/2004, the Global Structured Products Group had outperformed the securities index over each of the following periods: the quarter ended 9/30/2004, the year-to-date period, and for both the one-year and three-year periods. The Trustees also reviewed performance information for the SouthTrust Fund, for various periods, including comparisons with relevant securities indexes and the performance of the Fund’s peer group of mutual funds as prepared by Lipper.

The Trustees considered whether economies of scale would likely be realized as the Fund grows and further considered that the advisory fee to be paid by the Fund included “breakpoints” beginning at $1.5 billion in assets and decreasing thereafter, so that the annual rate at which fees would be paid for assets over $2.5 billion would be 0.45% . The Trustees noted that, at its current size, the Fund would not be entitled to the benefit of any of the proposed breakpoints, but that the proposed breakpoint schedule appeared reasonable in light of the initial rate at which fees would be payable under the agreement and in light of the possible future growth of the Fund.

After considering all of the information described above, the Trustees concluded that the terms of the investment advisory agreement, including the fee payable under the agreement, were appropriate and reasonable and voted at the meeting unanimously to approve the Fund’s investment advisory agreement.

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director, Branded Media Corporation (multi-media branding company);
Trustee	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.;
DOB: 2/20/1943	Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 89 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

573632 6/2005

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audit of the Registrant's annual financial statements for the fiscal years ended April 30, 2005 and April 30, 2004 and fees billed for other services rendered by KPMG LLP.

	2005	2004
Audit fees	$1,125	$14,000
Audit-related fees	0	0

Audit and audit-related fees	1,125	14,000
Tax fees	0	0
All other fees	0	0

Total fees	$1,125	$14,000

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

The Audit Committee has pre-approved the Audit services in Appendix A. All other audit services not listed in Appendix A must be specifically pre-approved by the Audit Committee.

IV. Audit-related Services

Audit –related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

The Audit Committee has pre-approved the Audit-related services in Appendix B. All other Audit-related services not listed in appendix B must be specifically pre-approved by the Audit Committee.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax services in Appendix C. All Tax services involving large and complex transactions not listed in Appendix C must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in appendix D. Permissible All Other services not listed in Appendix D must be specifically pre-approved by the Audit Committee.

A list of the SEC’s prohibited non-audit services is attached to this policy as Exhibit 1. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant’s first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 – [Reserved]

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 – [Reserved]

Item 9 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By:
_______________________
Dennis H. Ferro,
Principal Executive Officer

Date: June 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:
_______________________
Dennis H. Ferro,
Principal Executive Officer

Date: June 30, 2005

By:
________________________
Carol A. Kosel
Principal Financial Officer

Date: June 30, 2005